Note 5 - Vessels, Net (Details Textual)					12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 23, 2022 USD ($)	May 03, 2022 USD ($)	Apr. 26, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 06, 2023 USD ($)	Apr. 06, 2023 USD ($)
Property, Plant and Equipment, Net, Total					$ 267,626,155	$ 216,570,426
Impairment, Long-Lived Asset, Held-for-Use	$ 13,800,000
Asset Pledged as Collateral [Member] | Loan Agreements [Member]
Property, Plant and Equipment, Net, Total					$ 239,800,000
Number of Vessels Used As Collateral					12
Installation of WBT System Improvements on Vessel [Member]
Payments for Improvements of Property, Plant and Equipment					$ 500,000	1,500,000
Installation of Smart Monitoring Systems Improvement on Vessels [Member]
Payments for Improvements of Property, Plant and Equipment					200,000	400,000
Installation of Energy Saving Devices [Member]
Payments for Improvements of Property, Plant and Equipment					$ 1,700,000
M/V Seaspan Melbourne [Member]
Payments to Acquire Property, Plant, and Equipment, Total			$ 17,500,000
Payments to Make Property, Plant and Equipment Available for Use			179,130
Payments to Acquire Property, Plant, and Equipment, Including Preparation Costs			33,438,371
Seaspan Melbourne, Vessels [Member]
Payments to Acquire Property, Plant, and Equipment, Total			33,259,241
Seaspan Melbourne, In-place Attached Time Charter [Member]
Payments to Acquire Property, Plant, and Equipment, Total			$ 15,759,241
M/V Seaspan Manila [Member]
Payments to Acquire Property, Plant, and Equipment, Total				$ 17,500,000
Payments to Make Property, Plant and Equipment Available for Use				2,084,509
Payments to Acquire Property, Plant, and Equipment, Including Preparation Costs				32,124,715
Seaspan Manila, Vessels [Member]
Payments to Acquire Property, Plant, and Equipment, Total				30,040,206
Seaspan Manila, In-place Attached Time Charter [Member]
Payments to Acquire Property, Plant, and Equipment, Total				$ 12,540,206
M/V Gregos [Member]
Vessel Construction Costs								$ 42,356,864
M/V “Terataki” [Member]
Vessel Construction Costs							$ 42,545,997
M/V Akinada Bridge [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 14,200,000
Gain (Loss) on Disposition of Property Plant Equipment, Total		$ 5,200,000
M/V Akinada Bridge [Member] | Asset Held for Sale [Member]
Property, Plant and Equipment, Net, Total						8,500,000
Inventory On Board						400,000
M/V Akinada Bridge [Member] | Liability Associated With Asset Held for Sale [Member]
Advance Collected for Sale of Vessels						$ 3,600,000
Vessels Unencumbered [Member]
Number of Vessels Unencumbered					7